OTHER ACCOUNTS RECEIVABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Accounts Receivable Abstract
Interest receivable	$ 53	$ 190
Government authorities	298	616
Advances to supplies	328	54
Prepaid expenses	552	469
Others	561	583
Other accounts receivable	$ 1,792	$ 1,912